Intangible Assets (Details) (USD $)	Dec. 31, 2011
Intangible Assets Cost	$ 1,642,195
Intangible Assets accumulated amortization	119,384
Intangible Assets net value	1,522,811
Total Intangible Assets Cost	1,642,195
Total Intangible Assets accumulated amortization	119,384
Total Intangible Assets net value	$ 1,522,811